Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Aug. 23, 2018 $ / shares shares	Sep. 17, 2015 shares	Jun. 30, 2014	May 31, 2014 CNY (¥)	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2016 ¥ / shares shares	Jun. 30, 2018 shares	Dec. 31, 2015 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Capital contribution					¥ 2,705	$ 393	¥ 2,671
Weighted average grant date fair value of options granted | (per share)					¥ 18.23	$ 2.66	¥ 6.01	$ 0.90	$ 0.38	¥ 2.50
Options exercised					0	0	0		0	0
Unrecognized compensation expenses related to options | ¥					¥ 53,879
Class A Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, issued	4,000,000						33,818,182	33,818,182			33,818,182
2015 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share incentive plan effective period		10 years
Maximum number of shares issued under share incentive plan		12,727,272
Number of share options granted to employees under stock incentive plans					5,460,000	5,460,000	2,700,000		1,860,000	1,860,000
2015 Share Incentive Plan | Vested after 24 Months
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options vested percentage							50.00%		50.00%	50.00%
2015 Share Incentive Plan | Vested in Two Equal Installments over Following 24 Months
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options vested percentage							50.00%		50.00%	50.00%
2018 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of shares issued under share incentive plan											17,672,728
Number of share options granted to employees under stock incentive plans					670,000	670,000
2015 Share Incentive Plan and 2018 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of share options granted to employees under stock incentive plans					6,130,000	6,130,000	2,700,000		1,860,000	1,860,000
2015 Share Incentive Plan and 2018 Share Incentive Plan | Vested after 24 Months
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of share options granted to employees under stock incentive plans					5,500,000	5,500,000
2015 Share Incentive Plan and 2018 Share Incentive Plan | Vested in Two Equal Installments over Following 24 Months
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of share options granted to employees under stock incentive plans					630,000	630,000
2015 Share Incentive Plan and 2018 Share Incentive Plan | With Respect to 5,500,000 Share Options Granted, Vesting after 24 Months
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options vested percentage					40.00%	40.00%
2015 Share Incentive Plan and 2018 Share Incentive Plan | With Respect to 5,500,000 Share Options Granted, Vested in Three Equal Installments over Following 36 Months
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options vested percentage					60.00%	60.00%
2015 Share Incentive Plan and 2018 Share Incentive Plan | With Respect to 630,000 Share Options Granted, Vesting after 24 Months
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options vested percentage					50.00%	50.00%
2015 Share Incentive Plan and 2018 Share Incentive Plan | With Respect to 630,000 Share Options Granted, Vested in Two Equal Installments over Following 24 Months
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options vested percentage					50.00%	50.00%
Founder
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Capital contribution | ¥				¥ 7,500
Equity interests				60.00%
Equity investments amount | ¥				¥ 7,500
Repurchase of shares lapse rate			0.25
Vesting period			4 years
Founder | Class A Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, issued	4,000,000
Estimated fair value per share | $ / shares	$ 3.30
Founder | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unsettled restricted shares granted												50,727,273
Tianjin Jinxing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Capital contribution | ¥				¥ 5,000
Equity interests				40.00%
Equity investments amount | ¥				¥ 5,000
Key Management Founders
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity investments amount | ¥				¥ 2,500